Principal Variable Contracts Funds, Inc.

Supplement dated May 2, 2017
to the Statement of Additional Information dated May 1, 2017

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference
Throughout the Statement of Additional Information, make the following changes:

•
Change references to Principal Management Corporation (“PMC”) to Principal Global Investors, LLC (“PGI”). On May 1, 2017, PMC merged into and with PGI and PGI became the investment advisor to the Fund.

•	Change references to Edge Asset Management, Inc. (“Edge”) to Principal Global Investors, LLC (“PGI”). On May 1, 2017, Edge merged into and with PGI.

PORTFOLIO MANAGER DISCLOSURE
Effective March 2018, under Advisor: Principal Management Corporation, remove Jeffrey R. Tyler from the Other Accounts Managed table.
Under Advisor: Principal Global Investors, LLC (Principal Portfolio StrategiesSM Portfolio Managers), in the Other Accounts Managed section, add the following portfolio manager to the alphabetical list:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Scott Smith**: Principal LifeTime Strategic Income, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and 2060; and Principal LifeTime Hybrid Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and 2060 Accounts

Registered investment companies	23	$26.5 billion	0	$0
Other pooled investment vehicles	19	$26.9 billion	0	$0
Other accounts	6	$960.6 million	0	$0
** Information as of March 31, 2017.

Effective March 2018, under Advisor: Principal Management Corporation, remove Jeffrey R. Tyler from the Ownership of Securities table.
Under Advisor: Principal Global Investors, LLC (Principal Portfolio StrategiesSM Portfolio Managers), in the Ownership of Securities section, add the following to the alphabetical list of portfolio managers:

Portfolio Manager	PVC Accounts Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Scott Smith*	Principal LifeTime Strategic Income	None
Scott Smith*	Principal LifeTime 2010	None
Scott Smith*	Principal LifeTime 2020	None
Scott Smith*	Principal LifeTime 2030	None
Scott Smith*	Principal LifeTime 2040	None
Scott Smith*	Principal LifeTime 2050	None
Scott Smith*	Principal LifeTime 2060	None
* Information as of March 31, 2017.

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